Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	€ 29,187	€ 40,967	€ 37,549
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	37,886	50,594
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	(8,699)	(9,627)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	15,179	24,251
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	8,570	8,614
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	1,298	1,409
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	2,531	1,274
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Current trade receivables	€ 10,308	€ 15,046